Other investments - Disclosure of detailed information about other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Investments [Line Items]
Total	$ 73,504	$ 169,010
Fair value through profit or loss (warrants and convertible instruments) [Member]
Other Investments [Line Items]
Balance - January 1	47,981	25,063
Acquisitions	4,438	17,754
Exercise of warrants	(80)	(1,122)
Change in fair value	(17,236)	6,286
Acquisition of Tintic by Osisko Development	(10,827)	0
Foreign exchange impact revaluation	50	0
Investments held by Osisko Development and deconsolidated on September 30, 2022	(109)	0
Balance - December 31	24,217	47,981
Fair value through other comprehensive (loss) income (common shares) [Member]
Other Investments [Line Items]
Balance - January 1	94,231	115,590
Acquisitions	5,260	18,668
Exercise of warrants	0	600
Transfer from associates	15,343	0
Change in fair value	(43,486)	7,303
Disposals	(21,634)	(47,930)
Investments held by Osisko Development and deconsolidated on September 30, 2022	(31,377)	0
Balance - December 31	18,337	94,231
Amortized cost (notes) [Member]
Other Investments [Line Items]
Balance - January 1	26,798	16,861
Acquisitions	5,175	12,849
Repayments	(2,960)	(3,007)
Foreign exchange impact revaluation	1,937	95
Balance - December 31	$ 30,950	$ 26,798